Other Payables and Accruals (Tables)	6 Months Ended
Jun. 30, 2025
Other Payables and Accruals [Abstract]
Schedule of Components of Other Payables and Accruals

The components of other payables and accruals are as follows:

	As of	As of June 30,
	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Accrued expenses	208,454	28,080	22,077
Other payables	503,997	488,681	384,214
GST payable, net	93,399	112,066	88,109
Other payables and accruals	805,850	628,827	494,400